Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

February 24, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:	Delaware Group Equity Funds II (the “Registrant”)
File No. 811-00750

Dear Sir or Madam:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of the Registrant.  This Registration Statement is being filed to register Class A, Class B, Class C, Class R and Institutional Class shares of the Delaware Value Fund (the "Value Fund”), a series of the Registrant, that will be issued to shareholders of Delaware Large Cap Value Fund (the "Large Cap Value Fund"), also a series of the Registrant, in connection with a transfer of substantially all of the assets of the Large Cap Value Fund to the Value Fund, pursuant to a Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on March 26, 2012 pursuant to Rule 488 under the 1933 Act.  A definitive Information Statement/Prospectus will be filed and mailed to Large Cap Value Fund shareholders shortly thereafter.

The annual reports for the Large Cap Value Fund and the Value Fund for the fiscal year ended November 30, 2011 have been filed with the U.S. Securities and Exchange Commission via EDGAR, and is incorporated by reference into the Registration Statement.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8554 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/Alexander F. Smith
Alexander F. Smith

cc:           David F. Connor
Bruce G. Leto